Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000243188 [Member] | Zoom Communications, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000243188 [Member] | Fortinet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000243188 [Member] | Diamondback Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000243188 [Member] | Coterra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000243188 [Member] | Devon Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000243188 [Member] | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000243188 [Member] | Royalty Pharma PLC - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000243188 [Member] | F5, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000243188 [Member] | Cardinal Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000243188 [Member] | Everest Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000243188 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000243188 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000243188 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000243188 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000243188 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000243188 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000243188 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000243188 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000243188 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000243188 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000259086 [Member] | SM Energy Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000259086 [Member] | Stride, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000259086 [Member] | Bunge Global SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000259086 [Member] | California Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259086 [Member] | CF Industrial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259086 [Member] | Crescent Energy Co. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259086 [Member] | Alkermes PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000259086 [Member] | Century Aluminum Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000259086 [Member] | Magnolia Oil & Gas Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000259086 [Member] | World Kinect Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000259086 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000259086 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000259086 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000259086 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000259086 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000259086 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000259086 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000259086 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000259086 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000259086 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%